NON-CURRENT ASSETS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 $ / shares
Property, Plant and Equipment [Line Items]
[custom:HoldingWorkingInterestByParent-0]	100.00%		100.00%		100.00%
[custom:ReclamationBonds-0]	$ 145,052		$ 145,052		$ 144,847	$ 194,750
[custom:ForfeitureOfReclamationDeposit]		$ (318)		$ 50,165	50,165
[custom:DepletionAndDepreciation]	73,093	$ 12,717	161,988	$ 21,955	60,479	37,291
Common Stock, Value, Issued	$ 14,381,071		$ 14,381,071		$ 8,976,747	$ 6,453,039
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.50%			0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			131.00%			120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Long-Term Debt and Lease Obligation, Current					$ 10,000
Gain (Loss) on Termination of Lease					604,687
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent					8,770
Impairment, Long-Lived Asset, Held-for-Use						$ 879,070
Assets Held-for-sale, Not Part of Disposal Group, Current						2,924,465	$ 1,123,244
Depreciation, Depletion and Amortization			$ 161,988	$ 21,955	$ 52,439	$ 28,660
Permex Petroleum US Corporation [Member]
Property, Plant and Equipment [Line Items]
[custom:NetRevenueInterestRate-0]					81.75%
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Common Stock, Shares, Issued | shares					416,666
[custom:NumberOfSharesPurchaseWarrantsAsConsideration] | shares					208,333
Common Stock, Value, Issued					$ 2,468,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					131.82%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)					$ 9.42			$ 12.00
Business Acquisition, Name of Acquired Entity					Permex Petroleum US Corporation
Class of Warrant or Right, Date from which Warrants or Rights Exercisable					Oct. 01, 2031
Permex Petroleum US Corporation [Member] | Valuation Technique, Option Pricing Model [Member]
Property, Plant and Equipment [Line Items]
[custom:SharePurchaseWarrants]					$ 1,180,718
Oil and Gas Properties [Member] | TEXAS
Property, Plant and Equipment [Line Items]
[custom:NetRevenueInterestRate-0]	71.90%		71.90%		71.90%
Oil and Gas Properties [Member] | NEW MEXICO
Property, Plant and Equipment [Line Items]
[custom:RoyaltyInterestRate-0]	81.75%		81.75%		81.75%